Label	Element	Value
CornerCap Fundametrics Large-Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	CornerCap Fundametrics® Large-Cap ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The CornerCap Fundametrics® Large-Cap ETF (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period August 19, 2020 (commencement of operations) through March 31, 2021, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded fund (“ETF”) that invests primarily in equity securities listed on a U.S. exchange based on the results of a proprietary, quantitative research system called “Fundametrics®” developed by CornerCap Investment Counsel, Inc. (the “Adviser”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the securities of large-capitalization companies. The Adviser defines large-capitalization companies to be those companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase The market capitalization range of the Russell 1000® Index was $2,172.9 billion to $3.6 billion as of May 7, 2021, and is expected to change frequently.
The Adviser uses Fundametrics® to select stocks for the Fund. Fundametrics® evaluates all stocks in the Fund’s investible universe and groups companies with similar characteristics into custom peer groups. Each peer group is evaluated with respect to over 120 fundamental factors across all major styles (value, growth, growth at a reasonable price, price momentum, quality, risk) to find the optimized risk adjusted mix. Overall, valuation maintains the highest weight and greatest importance, but each peer group can have an independent style representation.
Buy and sell decisions are determined by the optimized subset of factors contained within the Fundametrics® Alpha Composite (“Alpha Composite”) and the Fundametrics® Financial Warnings Overlay (“Financial Warnings Overlay”). The Alpha Composite is a combination of factors designed to identify alpha stocks, which are stocks considered to have the potential for excess returns. The Financial Warnings Overlay is then applied to the Fund’s investible universe of stocks using a separate set of risk factors designed to identify stocks with risk levels that the Adviser believes will lead to underperformance. The Financial Warnings Overlay is designed to avoid high risk stocks that otherwise rank attractively in the Alpha Composite. The Fund typically buys stocks that score highly with respect to the Alpha Composite and pass the
Financial Warnings Overlay and, as a final analysis, improve portfolio diversification. The Fund typically sells stocks that score low on the Alpha Composite or are flagged by the Financial Warnings Overlay as presenting unreasonable risk.
The Adviser selects securities from among approximately 500 issuers ranked according to fundamental factors using the Adviser’s Alpha Composite. Among other fundamental factors, the Alpha Composite model emphasizes the following three key criteria when choosing equity securities with the potential for long-term capital appreciation:
•relative valuation;
•earnings growth rates; and
•cash flow measurements.
The Fund may lend its portfolio securities to brokers, dealers, and other financial organizations. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). By lending its securities, the Fund may increase its income by receiving payments from the borrower.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the securities of large-capitalization companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The principal risks affecting shareholders’ investments in the Fund are set forth below. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears.
Equity Market Risk: The securities markets are volatile and the market prices of the Fund’s investments in equity securities may decline generally. Equity securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the securities markets and on specific securities. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline. Volatility in the securities market may make it more difficult for the Fund to accurately value its securities or to sell its securities on a timely basis. Market volatility may also adversely affect the broader economy, which in turn may adversely affect the value of securities owned by the Fund and the net asset value (“NAV”) of its shares.
Value Investing Risk. The value approach to investing involves the risk that stocks may remain undervalued. Value stocks may underperform the overall equity market if they remain out of favor in the market or are not undervalued in the market.
Growth Investing Risk: The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be volatile and may also be more expensive, relative to their earnings or assets, compared to value or other stocks. In addition, growth stocks as a group may fall out of favor and underperform the overall equity market.
Large-Capitalization Companies Risk: Large-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. Large-capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as small-capitalization companies.
ETF Risks:
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Costs of Buying or Selling Shares. Due to the costs of buying or selling Fund shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Shares May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund shares will approximate the Fund’s NAV, there may be times when the market price of Fund shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Fund shares or during periods of market volatility. If an investor buys Fund shares when the shares’ market price is at a premium, the investor may pay more than the shares’ underlying value. If an investor sells Fund shares when the shares’ market price is at a discount, the investor may receive less than the shares’ underlying value. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Fund shares in the secondary market, in which case such premiums or discounts may be significant.
Trading. Although Fund shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market will be maintained for Fund shares or that Fund shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund shares and could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.
Recent Market Events Risk. Periods of market volatility may occur in response to pandemics or other events outside of our control. These types of events could adversely affect the Fund’s performance. For example, since December 2019, a novel strain of coronavirus (COVID-19) has spread globally, which has resulted in the temporary closure of many corporate offices, retail stores, manufacturing facilities and factories, and other businesses across the world. As the extent of the impact on global markets from COVID-19 is difficult to predict, the extent to which COVID-19 may negatively affect the Fund’s performance or the duration of any potential business disruption is uncertain. Any potential impact on performance will depend to a large extent on future developments and new information that may emerge regarding the duration and severity of COVID-19 and the actions taken by authorities and other entities to contain COVID-19 or treat its impact.
New Fund Risk: The Fund is recently organized with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
Securities Lending Risk: There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. As a result, the Fund may lose money. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Updated performance information is available on the Fund’s website, CornerCapFUNL-ETF.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	CornerCapFUNL-ETF.com
CornerCap Fundametrics Large-Cap ETF | CornerCap Fundametrics Large-Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FUNL
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 628